Schedule of investments
Delaware Smid Cap Growth Fund	December 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.91%♦
Communication Services — 7.99%
Bandwidth Class A †	576,953	$88,660,367
Live Nation Entertainment †	6,235	458,148
Match Group †	1,096,068	165,714,521
Roku †	218,483	72,540,726
Take-Two Interactive Software †	320,530	66,602,929
		393,976,691
Consumer Discretionary — 19.16%
Bright Horizons Family Solutions †	312,581	54,073,387
Chewy Class A †	1,315,024	118,207,507
DraftKings Class A †	791,243	36,840,274
Etsy †	133,346	23,723,587
LGI Homes †	706,583	74,791,811
Ollie's Bargain Outlet Holdings †	509,800	41,686,346
Planet Fitness Class A †	2,659,555	206,461,255
Pool	102,933	38,342,542
TopBuild †	793,543	146,075,395
Vail Resorts	30,160	8,413,434
YETI Holdings †	2,859,414	195,784,077
		944,399,615
Consumer Staples — 7.03%
Boston Beer Class A †	162,866	161,936,035
Performance Food Group †	3,871,034	184,299,929
		346,235,964
Healthcare — 26.31%
CRISPR Therapeutics †	131,131	20,077,468
Exact Sciences †	1,505,917	199,518,943
Inari Medical †	472,270	41,224,448
Invitae †	3,233,736	135,202,502
iRhythm Technologies †	653,625	155,046,386
Novocure †	1,166,397	201,833,337
Pacira BioSciences †	2,612,285	156,319,134
Progyny †	5,176,481	219,431,030
Quanterix †	1,380,020	64,170,930
Sarepta Therapeutics †	606,870	103,465,266
Teladoc Health †	2,934	586,683
		1,296,876,127
Industrials — 10.04%
Lyft Class A †	4,157,710	204,268,292
NQ-016 [12/20] 2/21 (1510571)    1

Schedule of investments
Delaware Smid Cap Growth Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Industrials (continued)
SiteOne Landscape Supply †	990,064	$157,053,852
Trex †	1,595,233	133,552,907
		494,875,051
Technology — 29.38%
Arista Networks †	158,797	46,141,644
Avalara †	670,207	110,510,432
Bill.com Holdings †	951,132	129,829,518
Coupa Software †	417,955	141,649,129
EPAM Systems †	428,443	153,532,549
Everbridge †	469,986	70,060,813
Lattice Semiconductor †	1,931,055	88,480,940
Marvell Technology Group	3,430,749	163,097,808
Monolithic Power Systems	189,170	69,279,729
Okta †	588,410	149,609,127
RingCentral Class A †	486,592	184,403,770
Trade Desk Class A †	176,837	141,646,437
		1,448,241,896
Total Common Stock (cost $2,851,887,047)		4,924,605,344

Short-Term Investments — 0.12%
Money Market Mutual Funds — 0.12%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	1,429,396	1,429,396
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	1,429,396	1,429,396
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	1,429,396	1,429,396
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	1,429,395	1,429,395
Total Short-Term Investments (cost $5,717,583)		5,717,583
Total Value of Securities—100.03% (cost $2,857,604,630)		4,930,322,927

Liabilities Net of Receivables and Other Assets—(0.03%)		(1,302,795)
Net Assets Applicable to 97,907,952 Shares Outstanding—100.00%		$4,929,020,132
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
2    NQ-016 [12/20] 2/21 (1510571)

(Unaudited)
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
NQ-016 [12/20] 2/21 (1510571)    3